SHAREHOLDERS' EQUITY - Share Capital - Dividends (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 24, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 $ / shares
Dividends
Dividends declared per share | (per share)	$ 0.033	$ 0.12	$ 0.15	$ 0.09	$ 0.12	$ 0.09	$ 0.12
Dividends declared		$ 30.5		$ 20.0		$ 20.9